Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Fair Value through OCI Debt Securities, net of taxes [member]	Accumulated other comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated other comprehensive income (loss) on pension and other employee future benefit plans, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2018				$ 300	$ 25,850	$ (315)	$ (1,074)	$ 3,727	$ 169	$ (205)		$ 4,340	$ 12,929
Statement [Line Items]
Net income attributable to equity holders of the bank		$ 3,007			3,007
Dividends on preferred shares and distributions payable on other equity instruments					(100)
Dividends on common shares					(1,278)
Issued during the period												350
Stock option expense, net of options exercised				4
Gains on derivatives designated as cash flow hedges arising during the period		1,190	[1]				1,190
Unrealized gains on translation of net foreign operations		531						531
Gains (losses) on remeasurement of pension and other employee future benefit plans		(150)	[2]						(150)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(19)	[3]							(19)
Issued under the Stock Option Plan													30
Unrealized gains on fair value through OCI debt securities arising during the period						233
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		86	[4]				86
Unrealized (losses) on hedges of net foreign operations		(90)	[5]					(90)
Share issue expense					(4)
Common shares repurchased for cancellation (Note 6)					(70)
Repurchased for cancellation													(20)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period		(29)	[6]			(29)
Other				3
Balance at end of period at Apr. 30, 2019		49,395		307	27,405	(111)	202	4,168	19	(224)	$ 4,054	4,690	12,939
Balance at beginning of period at Jan. 31, 2019				308	26,599	(142)	(280)	3,715	21	(126)		4,340	12,914
Statement [Line Items]
Net income attributable to equity holders of the bank		1,497			1,497
Dividends on preferred shares and distributions payable on other equity instruments					(48)
Dividends on common shares					(639)
Issued during the period												350
Gains on derivatives designated as cash flow hedges arising during the period		433	[1]				433
Unrealized gains on translation of net foreign operations		556						556
Gains (losses) on remeasurement of pension and other employee future benefit plans		(2)	[2]						(2)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		(98)	[3]							(98)
Issued under the Stock Option Plan													25
Unrealized gains on fair value through OCI debt securities arising during the period						46
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		49	[4]				49
Unrealized (losses) on hedges of net foreign operations		(103)	[5]					(103)
Share issue expense					(4)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period		(15)	[6]			(15)
Other				(1)
Balance at end of period at Apr. 30, 2019		49,395		307	27,405	(111)	202	4,168	19	(224)	4,054	4,690	12,939
Balance at beginning of period at Oct. 31, 2019		51,076		303	28,725	26	513	3,703	(383)	(130)		5,348	12,971
Statement [Line Items]
Net income attributable to equity holders of the bank		1,592
Gains on derivatives designated as cash flow hedges arising during the period	[1]	210
Unrealized gains on translation of net foreign operations		209
Gains (losses) on remeasurement of pension and other employee future benefit plans	[2]	(128)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[3]	(70)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period	[4]	24
Unrealized (losses) on hedges of net foreign operations	[5]	(47)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period	[6]	(20)
Balance at end of period at Jan. 31, 2020		52,176		303	29,510	116	747	3,865	(511)	(200)		5,348	12,998
Balance at beginning of period at Oct. 31, 2019		51,076		303	28,725	26	513	3,703	(383)	(130)		5,348	12,971
Statement [Line Items]
Impact from adopting IFRS 16 (Note 1)					(59)
Net income attributable to equity holders of the bank		2,281			2,281
Dividends on preferred shares and distributions payable on other equity instruments					(122)
Dividends on common shares					(1,356)
Issued during the period
Stock option expense, net of options exercised				(2)
Gains on derivatives designated as cash flow hedges arising during the period		1,590	[1]				1,590
Unrealized gains on translation of net foreign operations		1,696						1,696
Gains (losses) on remeasurement of pension and other employee future benefit plans		(55)	[2]						(55)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		281	[3]							281
Issued under the Stock Option Plan													29
Unrealized gains on fair value through OCI debt securities arising during the period						280
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		45	[4]				45
Unrealized (losses) on hedges of net foreign operations		(351)	[5]					(351)
Net discount on sale of treasury shares					(43)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period		(56)	[6]			(56)
Other		0
Balance at end of period at Apr. 30, 2020		55,234		301	29,426	250	2,148	5,048	(438)	151	7,159	5,348	13,000
Balance at beginning of period at Jan. 31, 2020		52,176		303	29,510	116	747	3,865	(511)	(200)		5,348	12,998
Statement [Line Items]
Net income attributable to equity holders of the bank		689			689
Dividends on preferred shares and distributions payable on other equity instruments					(52)
Dividends on common shares					(678)
Issued during the period
Stock option expense, net of options exercised				(2)
Gains on derivatives designated as cash flow hedges arising during the period		1,380	[1]				1,380
Unrealized gains on translation of net foreign operations		1,487						1,487
Gains (losses) on remeasurement of pension and other employee future benefit plans		73	[2]						73
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value		351	[3]							351
Issued under the Stock Option Plan													2
Unrealized gains on fair value through OCI debt securities arising during the period						170
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the period		21	[4]				21
Unrealized (losses) on hedges of net foreign operations		(304)	[5]					(304)
Net discount on sale of treasury shares					(43)
Reclassification to earnings of (gains) on fair value through OCI debt securities during the period		(36)	[6]			(36)
Balance at end of period at Apr. 30, 2020		$ 55,234		$ 301	$ 29,426	$ 250	$ 2,148	$ 5,048	$ (438)	$ 151	$ 7,159	$ 5,348	$ 13,000

[1]	Net of income tax (provision) of $(497) million, $(76) million, $(156) million for the three months ended, and $(573) million, $(430) million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $(26) million, $46 million, $1 million for the three months ended, and $20 million, $55 million for the six months ended, respectively.
[3]	Net of income tax (provision) recovery of $(127) million, $25 million, $36 million for the three months ended, and $(102) million, $7 million for the six months ended, respectively.
[4]	Net of income tax (recovery) of $(7) million, $(9) million, $(18) million for the three months ended, and $(16) million, $(31) million for the six months ended, respectively.
[5]	Net of income tax recovery of $110 million, $17 million, $38 million for the three months ended, and $127 million, $33 million for the six months ended, respectively.
[6]	Net of income tax provision of $10 million, $7 million, $5 million for the three months ended, and $17 million, $10 million for the six months ended, respectively.